UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

100 Queens Road Charlotte, NC 28204

(Address of principal executive offices)

(Zip code)

100 Queens Road Charlotte, NC 28204

(Name and address of agent for service)

Registrant's telephone number, including area code:  704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

May 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Queens Road Value Fund

Queens Road Small Cap Value Fund

Each a series of the

Bragg Capital Trust

May 31, 2005

Board of Trustees

Benton Bragg

Steven Scruggs

Phil Blount

Tim Ignasher

Chris Brady

Harold Smith

Robert Carter

Investment Adviser

Bragg Financial Advisors, Inc.

100 Queens Road

Charlotte, NC 28204

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd, Suite C

Brecksville, Ohio 44141

Custodian

US Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

Cohen McCurdy Ltd

826 Westpoint Parkway Suite 1250

Westlake, Ohio 44145

Shares of the Queens Road Value and Queens Road Small Cap Value Fund are distributed by Queens Road Securities, L.L.C, an affiliate of the Investment Adviser. This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.  The Funds’ prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds.  The Funds are not bank deposits, not FDIC insured and may lose value.  Please read the prospectus carefully before investing or sending money.

Dear Fellow Shareholders:

(Unaudited)

After a strong finish to 2004, U.S. equity markets have treaded water for the first half of 2005 with large cap stocks up about 2.5% and small cap stocks down about the same amount.  We are pleased to report the Queens Road Value Fund and the Queens Road Small Cap Value Fund had positive returns for our fiscal year ending May 31, 2005.  Please look below in the commentary section for each fund to see detailed performance information.

 The US economy (as measured by GDP) grew by 4.4% during 2004 and by 3.6% during the first quarter of 2005.  This slow down to a more normal level was not unexpected.  The Federal Reserve in continuing its fight against inflation has raised the Fed Funds rate by 2% since last summer in an effort to control economic growth.  Surprising many, this has resulted not in an upward shift of the yield curve, but in a flattening.  We interpret this to mean that the Fed sees more inflation than market participants.  Only time will tell which outlook is correct.

What, me worry?

Higher energy and other raw material prices continue to cloud the market causing many to feel they will ultimately lead to a drain on profits.  And of course whether or not a housing bubble exists and if so when will it collapse remains the talk of the day.  These worries coupled with the possibility of another terrorist attack are enough to unnerve all but the most disciplined investors.  Yet with all these worries, we remain optimistic.  We are invested in what we think are the best companies with the best managements in the best industries.  In the short run, things beyond our control may happen which will drive the prices of our investments down, but we remain confident that over the long-term, the companies we are invested in will enhance shareholder value by increasing the economic profits of their business.

On May 30, 2005 the Funds held a special shareholder meeting to vote on an additional independent Trustee.  We took this opportunity to also re-elect the existing Trustees.  I am pleased to announce that Mr. Robert Carter was elected to serve as an independent Trustee and the current Trustee were re-elected to continue their indefinite terms.  Mr. Carter is a Strategic Planning Analyst with Laureate Capital and has worked in the finance industry for over 5 years.  We look forward to Rob’s guidance and advice as he serves on our board of Trustees.   Below is a table showing how votes were cast.

Name	Independent?	Votes For	Votes Withheld	Abstentions/Non Votes
Mr. Robert Carter, Proposed Trustee	Yes	273,275	0	6,152
Mr. Tim Ignasher, Trustee	Yes	273,275	0	6,152
Mr. Chris Brady, Trustee	Yes	273,275	0	6,152
Mr. Harold Smith, Trustee	Yes	273,275	0	6,152
Mr. Phil Blount, Trustee	Yes	273,275	0	6,152

Mr. Benton Bragg, Chairman, Trustee	No	273,275	0	6,152
Mr. Steven Scruggs, President, Trustee	No	273,275	0	6,152

As always we appreciate your continued support.  Please call us if you have any questions.

Sincerely,

/s/Steve Scruggs, CFA

/s/Benton Bragg, CFA

President

Chairman

BRAGG CAPITAL TRUST

QUEENS ROAD VALUE FUND

MAY 31, 2005 (UNAUDITED)

Past Performance does not guarantee future performance. The value of your shares will fluctuate and may be worth less than their original cost at the time of redemption.

Manager’s Discussion

The Queens Road Value Fund had a good year and was up 10.79% for the twelve months. However, we trailed our primary benchmark, the Barra Large Cap Value Index, which was up 11.88%. Nevertheless, we did manage to outperform the S&P 500, which increased 8.23%.

Contributing to the positive performance were great returns by aggregates company Florida Rock and the Latin American wireless telephone operator America Movil.   Among our worst performing stocks were insurance broker Marsh & McLennan and computer peripheral maker Lexmark International.

The chart below shows the fund’s performance for the recent fiscal year ended May 31, along with the returns for the Barra Large Value Index and the Standard and Poor’s 500 Index. The fund attempts to have lower volatility than the Barra Large Value Index by maintaining a diversified portfolio of undervalued securities. We try to outperform the index through security selection, and invest only in those companies that we believe have the best prospects for long-term performance.

Please note that due to the low level of assets in the fund, the advisor voluntarily agreed to waive its management fee of .95% from inception through 12/31/2004.  The advisor does not intend to waive its management fee in the future. Had the advisor not waived its fee, the returns would have been lower.

May 20052.28

	QRVLX	S&P/Barra Large Value	S&P 500
June 2004	1.75%	2.17%	1.94%
July 2004	-1.49	-1.90	-3.31
August 2004	1.67	1.08	.40
September 2004	0.00	1.90	1.08
October 2004	2.11	1.51	1.53
November 2004	4.14	4.88	4.04
December 2004	2.47	3.26	3.40
January 2005	-1.30	-2.43	-2.44
February 2005	1.94	1.81	2.10
March 2005	-.76	-1.78	-1.77
April 2005	-2.31	-2.04	-1.90
		3.17	3.18
One Year	10.79	11.88	8.23

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
4.64%
Conglomerates
8.36%
Consumer Goods
11.37%
Financial
26.41%
Healthcare
10.86%
Industrial Goods
7.61%
Services
12.99%
Technology
12.19%
Utilities
5.57%

BRAGG CAPITAL TRUST QUEENS ROAD VALUE FUND SCHEDULE OF INVESTMENTS MAY 31, 2005
Shares/Principal Amount		Market Value	% of Net Assets
COMMON STOCKS
Advertising Agencies
250	Omnicom Group, Inc.	$ 20,472	1.48%

Aerospace & Defense
160	Boeing Co.	10,224
300	United Technologies	32,010
		42,234	3.04%
Asset Management
550	T. Rowe Price Group, Inc.	32,813	2.36%

Banks
400	Bank of America Corp.	18,528
850	Fifth Third Bancorp.	36,269
1,250	National City Corp.	43,200
235	Wells Fargo	14,196
		112,193	8.08%
Broadcasting & Cable TV
290	Comcast Corp. CL A Special Non-voting	9,175	0.66%

Computer & Office Equipment
100	Lexmark International, Inc. *	6,844	0.49%

Computer Peripherals
1,000	Hewlett-Packard Co.	22,510	1.62%

Concrete, Gypsum & Plaster Products
225	Florida Rock Industries, Inc.	14,726	1.06%

Crude Petroleum & Natural Gas
200	Apache Corp.	11,752	0.85%

Data Processing Services
1,495	Electronic Data Systems Corp.	29,452	2.12%

Department Stores
90	Federated Department Stores	6,071	0.44%

Shares/Principal Amount		Market Value	% of Net Assets
Distillers & Vintners
330	Brown Forman Corporation "B"	19,675	1.42%

Diversified Financial Services
100	Citigroup Corp.	4,711	0.34%

Electric Utilities
200	Duke Power Co.	5,496
700	Exelon Corp.	32,795
1,065	Southern Co.	36,157
		74,448	5.36%
Electronic Connectors
450	Tyco International Ltd.	13,019	0.94%

Fire, Marine & Casualty Insurance
475	Progressive Corp.	5,633	3.29%

General Medical & Surgical Hospitals, NEC
1,000	Community Health Systems, Inc. *	36,370	2.62%

Guided Missiles & Space Vehicles & Parts
525	Alliant Techsystems, Inc. *	37,643	2.71%

Health Care Distributors & Services
100	Wellpoint Health Networks Inc. *	13,300	0.96%

Housewares & Specialties
380	Fortune Brands	32,870	2.37%

Household Appliances
2,000	Maytag Corp.	29,180	2.10%

Industrial Gases
230	Praxair, Inc.	10,780	0.78%

Industrial Instruments For Measurement, Display, and Control
350	Danaher Corp.	19,296	1.39%

Insurance Agents, Brokers & Service
800	Marsh & Mclennan Companies, Inc.	23,232	1.67%

Integrated Oil & Gas
700	Exxon Mobil	39,340	2.83%

Shares/Principal Amount		Market Value	% of Net Assets
Investment Banking & Brokerage
145	Morgan Stanley	7,099
5	Piper Jaffray, Inc. *	141
		7,240	0.52%
Life Insurance
1,035	MetLife, Inc.	46,161
800	Torchmark Corp.	42,200
		123,461	8.89%
Movies & Entertainment
980	Viacom Inc. CL B *	33,604	2.42%

Multi-line Insurance
40	American International Group Inc.	2,222	0.16%

Packaged Goods
490	Unilever NV	32,605	2.35%

Personal Products
875	Alberto-Culver CL B	38,789	2.80%

Pharmaceuticals
500	Johnson & Johnson	33,550
820	Merck & Co., Inc.	26,601
		60,151	4.33%

Photographic Equipment & Supplies
800	Eastman Kodak Co.	21,024	1.52%

Property & Casualty Insurance
10	Travelers Class B	379	0.03%

Publishing
420	Gannett Inc.	31,273	2.25%

Real Estate Investment Trusts
245	Simon Property Group	16,836	1.21%

Restaurants
325	McDonalds Corp.	10,055	0.72%

Retail-Family Clothing Stores
1,400	TJX Companies, Inc.	32,102	2.31%

Services-General Medical & Surgical Hospitals, NEC
650	HCA, Inc.	35,100	2.53%

Shares/Principal Amount		Market Value	% of Net Assets
Telephone Communications
390	ALLTEL Corp.	22,686
662	America Movil SA DE CV	37,522
750	American Telephone & Telegraph Co.	14,093
900	Century Telephone Enterprises, Inc.	29,511
		103,812	7.48%
Textile - Apparel Clothing
800	Liz Claiborne, Inc.	30,040	2.16%

Thrift & Mortgage Finance
160	Fedl National Mortgage Assoc.	9,478	0.68%

Wholesale-Durable Goods
700	Grainger W.W., Inc.	38,073	2.74%

Wholesale-Medical, Dental & Hospital Equipment & Supplies
775	Paterson Companies, Inc. *	35,201	2.54%

Total for Common Stock (Cost - $1,248,946)		1,334,084	96.14%

CASH AND EQUIVALENTS
78,002	First American Prime Obligation Fund CL A 2.28% **	78,002	5.62%

	Total Investments	1,412,086	101.76%
	(Cost $ 1,326,948)

	Liabilities in Excess of Other Assets	(24,402)	(1.76)%

	Net Assets - 100.00%	$ 1,387,684	100.00%

* Non Income producing security
** Variable rate security; the coupon rate shown represents the rate at May 31, 2005.

BRAGG CAPITAL TRUST

QUEENS ROAD VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2005

Assets
Investment Securities at Market Value	$ 1,412,086
(Cost $ 1,326,948)
Cash	200
Receivables:
Dividends and Interest	2,722
Securities Sold	43,146
Total Assets	1,458,154

Liabilities
Due to Advisor	1,146
Payable for Securities Purchased	69,324
Total Liabilities	70,470

Net Assets	$ 1,387,684
Net Assets Consist of:
Capital Paid In	1,284,282
Accumulated Net Investment Income (Loss)	0
Accumulated Realized Gain (Loss)	18,264
Unrealized Appreciation in Value
of Investments Based on Cost - Net	85,138
Net Assets, for 106,723 Shares Outstanding	$ 1,387,684
(Unlimited number of shares authorized without par value)
Net Asset Value Per Share ($1,387,684/106,723 shares)	$ 13.00

BRAGG CAPITAL TRUST

QUEENS ROAD VALUE FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDING MAY 31, 2005

Investment Income:
Dividends	$ 14,332
Interest	1,103
Total Investment Income	15,435
Expenses:
Advisory fees	7,980
Total Expenses	7,980

Less: Advisory fees waived	(3,223)

Net Investment Income	10,678

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	26,269
Unrealized Appreciation (Depreciation) on Investments	22,804
Net Realized and Unrealized Gain (Loss) on Investments	49,073

Net Increase (Decrease) in Net Assets from Operations	$ 59,751

BRAGG CAPITAL TRUST

QUEENS ROAD VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	6/1/2004	6/1/2003
	to	to
	5/31/2005	5/31/2004
From Operations:
Net Investment Income	$ 10,678	$ 10,477
Net Realized Gain (Loss) on Investments	26,269	32,446
Net Unrealized Appreciation (Depreciation) on Investments	22,804	37,296
Increase (Decrease) in Net Assets from Operations	59,751	80,219
From Distributions to Shareholders:
Net Investment Income	(15,418)	(8,901)
Net Realized Gain from Security Transactions	(37,976)	0
Change in Net Assets from Distributions	(53,394)	(8,901)
From Capital Share Transactions:
Proceeds From Sale of Shares	947,379	98,417
Shares Issued on Reinvestment of Dividends	38,618	8,901
Cost of Shares Redeemed	(138,634)	0
Net Increase from Shareholder Activity	847,363	107,318

Net Increase in Net Assets	853,720	178,636

Net Assets at Beginning of Period	533,964	355,328
Net Assets at End of Period
(including accumulated undistributed net investment income (loss) of $0 and $4,740 respectively)	$ 1,387,684	$ 533,964

Share Transactions:
Issued	72,097	8,811
Reinvested	2,963	713
Redeemed	(10,931)	0
Net increase (decrease) in shares	64,129	9,524
Shares outstanding beginning of period	42,594	33,070
Shares outstanding end of period	106,723	42,594

BRAGG CAPITAL TRUST

QUEENS ROAD VALUE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:	6/1/2004		6/1/2003	6/13/2002*
	to		to	to
	5/31/2005		5/31/2004	5/31/2003
Net Asset Value -
Beginning of Period	$12.54		$10.74	$10.00
Net Investment Income **	0.16		0.26	0.19
Net Gains or Losses on Securities
(Realized and Unrealized)	1.20		1.76	0.64
Total from Investment Operations	1.36		2.02	0.83
Distributions
(From net investment income)	(0.26)		(0.22)	(0.09)
(From capital gains)	(0.64)		0.00	0.00
Total from Distributions	(0.90)		(0.22)	(0.09)
Net Asset Value -
End of Period	$13.00		$12.54	$10.74

Total Return	10.79%	(a)	18.77%	8.43%	(b)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,388		$534	$355

Net Assets Before Reimbursement
Ratio of Expenses to Average Net Assets	0.95%		0.95%	0.95%	(c)
Ratio of Net Investment Income to Average Net Assets	0.89%		1.22%	1.10%	(c)
Net Assets After Reimbursement
Ratio of Expenses to Average Net Assets	0.57%		0.00%	0.00%	(c)
Ratio of Net Investment Income to Average Net Assets	1.27%		2.17%	2.04%	(c)
Portfolio Turnover Rate	54.53%		36.79%	1.73%	(c)

(a) Total return before the waiver of related party broker commissions is 10.79% (see note 3).
(b) For a period of less than one year, total return is not annualized
(c) Annualized
* Commencement of Operations
** Net investment income/loss per share amounts were calculated using the average share method.

BRAGG CAPITAL TRUST

QUEENS ROAD VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2005

Note 1. Organization

 The Queens Road Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. Prior to November 26, 2003 the Queens Road Value Fund was named the Queens Road Large Cap Value Fund.  The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Small Cap Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily in common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Funds’ registration statement was declared effective on June 13, 2002 and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  If there are no sales reported the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Directors.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore no provision for income taxes is required.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the Fund. Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Distributions to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of .95% of the Fund’s average daily net asset value. For the year ended May 31, 2005, the Advisor earned $7,980.  From these fees and its own resources the Advisor agreed to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions and extraordinary expenses of the Fund.  For the year ending May 31, 2005, the Advisor voluntarily waived $3,223 of the management fee for the period of June 1, 2004 to December 31, 2004. The amount due to the Advisor at May 31, 2005 is $1,146.

Certain Trustees and officers of the Advisor are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the Advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the Fund’s shares.  Certain officers of the Trust are also officers of QRS. QRS also received $234 during the from brokerage fees on executions of purchases and sales of the Fund’s portfolio investments.  In addition to the amounts received, QRS waived commissions of $322.

Note 4. Capital Share Transactions

At May 31, 2005, there were an unlimited number of shares authorized and 106,723 shares outstanding, each with no par value, and capital paid-in amounted to $1,284,282 for the Fund.

Note 5. Investments

For the year ended May 31, 2005, the cost of purchases and the proceeds from sales, other than short-term securities, aggregated $1,222,942 and $440,653, respectively. As of May 31, 2005, the gross unrealized appreciation for all securities totaled $119,677 and the gross unrealized depreciation for all securities totaled $34,539, for an unrealized appreciation of $85,138.  The aggregate cost of securities for federal income tax purposes at May 31, 2004 was $1,326,948.

Note 6. Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended May 31, 2005 and 2004 were as follows:

Distributions paid from:	2005	2004
Ordinary Income	$11,913	$8,901
Short-Term Capital Gain	10,619	0
Long-Term Capital Gain	30,862	0
Return of Capital	0	0
	$53,394	$8,901

As of May 31, 2005 the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary income/ (accumulated losses)	$0
Undistributed long-term capital gain	18,264
Unrealized appreciation/ (depreciation)	85,138
$103,402

There were no differences between book-basis and tax-basis unrealized appreciation (depreciation).

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of May 31, 2005, the Bragg family owned over 46% of the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and

Board of Trustees

Queens Road Value Fund

We have audited the accompanying statement of assets and liabilities, of the Queens Road Value Fund, a series of the Bragg Capital Trust, including the schedule of investments, as of May 31, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the periods indicated prior to May 31, 2004 were audited by McCurdy & Associates CPA’s, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd.  McCurdy & Associates CPA’s, Inc. expressed unqualified opinions on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2005 by correspondence with the Fund’s custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Queens Road Value Fund as of May 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/Cohen McCurdy, Ltd.

Westlake, Ohio

July 28, 2005

BRAGG CAPITAL TRUST

QUEENS ROAD VALUE FUND

EXPENSE ILLUSTRATION

MAY 31, 2005 (UNAUDITED)

Expense Example

As a shareholder of the Queens Road Value Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2004 through May 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2004	May 31, 2005	December 1,2004 to May 31, 2005

Actual	$1,000.00	$1,022.29	$0.00
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,024.93	$0.00

* Expenses are equal to the Fund's annualized expense ratio of .00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP FUND

MAY 31, 2005

Past Performance does not guarantee future performance. The value of your shares will fluctuate and may be worth less than their original cost at the time of redemption.

Manager’s Discussion

(Unaudited)

The Small Cap Value Fund had an outstanding year. Total return for the 12 month period ending 5/31/2005 was 14.38%.  This compares with returns of 15.11% for the Russell 2000 Value Index and 11.82% for the Russell 2000 Index.

Contributing to our positive performance were specialty health and life insurer, Universal American Financial, natural gas utility and distributor, UGI and athletic shoe maker K-Swiss.  Among our poorest performing holdings were nutritional supplement marketer, Nutraceutical International, funeral home operator, Stewart Enterprises, and nut seller, J.B. Sanfilippo & Sons.

The chart below shows the fund’s performance for the recent fiscal year ended May 31, along with the returns for the Russell 2000 Value Index and the Russell 2000 Index. The fund attempts to have lower volatility than the Russell 2000 Value Index by maintaining a diversified portfolio of undervalued securities. We try to outperform the index through security selection, and invest only in those companies that we believe have the best prospects for long-term performance.

Please note that due to the low level of assets in the fund, the advisor voluntarily agreed to waive its management fee of 1.35% from inception through 12/31/2004.  The advisor does not intend to waive its management fee in the future. Had the advisor not waived its fee, the returns would have been lower.

	QRSVX	Russell 2000 Value	Russell 2000
June 2004	4.02	5.08	4.21
July 2004	-3.80	-4.60	-6.73
August 2004	0.00	0.98	-0.51
September 2004	3.27	3.96	4.69
October 2004	1.58	1.55	1.97
November 2004	8.38	8.87	8.67
December 2004	2.68	2.39	2.96
January 2005	-0.43	-3.87	-4.17
February 2005	1.17	1.99	1.69
March 2005	-2.25	-2.06	-2.86
April 2005	-5.66	-5.16	-5.73
May 2005	5.41	6.10	6.55
One Year	14.38	15.11	9.82

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Utilities
5.52%
Basic Materials
10.22%
Cash Equivalents
5.61%
Consumer Goods
28.60%
Financial
18.33%
Healthcare
4.70%
Industrial Goods
2.72%
Services
15.50%
Technology
8.80%

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2005

Shares/Principal Amount		Market Value	% of Net Assets

Aerospace & Defense
1,250	United Industrial	$ 43,313	1.21%

Apparel Retail
2,172	Cato Corporation "A"	62,684	1.75%

Arrangement of Transportation of Freight & Cargo
4,919	Vitran Corp., Inc. *	74,424	2.08%

Banks
2,000	First Midwest Bancorp, Inc.	69,380
1,008	Greater Bay Bancorp	25,361
1,001	Southside Bancshares	19,659
		114,400	3.20%

Bottled & Canned Soft Drinks & Carbonated Waters
6,700	National Beverage Corp.	54,940	1.54%

Casinos & Gambling
2,538	Aztar Corporation *	81,064	2.27%

Commercial Printing
1,825	Banta Corp.	80,154	2.24%

Construction & Farm Machinery
913	Oshkosh Truck Corporation	72,803	2.04%

Crude Petroleum & Natural Gas
1,000	Denbury Resources, Inc.	31,980
2,000	Energy Partners, Inc.	45,700
		77,680	2.17%
Distillers & Vintners
2,690	Constellation Brands, Inc. *	74,808	2.09%

Electric, Gas & Sanitary Services
2,000	MGE Energy, Inc.	72,000	2.01%

Shares/Principal Amount		Market Value	% of Net Assets
Diversified Chemicals
1,410	FMC Corp. *	78,185	2.19%

Electronic Equipment & Instruments
228	Franklin Electric Co.	8,760
1,985	MTS Systems Corp.	63,341
		72,101	2.02%

Fertilizers & Agricultural Chemicals
2,900	American Vanguard Corp.	51,910	1.45%

Fire, Marine & Casualty Insurance
700	Platinum Underwriters Holdings, Ltd.	21,280	0.60%

Footwear
2,184	K-Swiss, Inc. Class A	70,106	1.96%

Gas Utilities
3,100	UGI Corp.	82,181	2.30%

Health Care Distributors & Services
2,020	Owens & Minor, Inc.	62,620
1,950	Renal Care Group, Inc. *	90,168
		152,788	4.28%
Health Care Facilities
9,847	Stewart Enterprises, Inc. CL A *	58,294	1.63%

Health Care Supplies
3,800	Nutraceutical International *	49,742	1.39%

Home Furnishings
2,000	Dorel Industries, Inc. *	68,380	1.91%

Housewares & Specialties
2,025	CSS Industries, Inc.	62,370
1,456	Lancaster Colony Corp.	63,977
		126,347	3.54%

Industrial Machinery
520	Graco Incorporated	18,143	0.51%

Shares/Principal Amount		Market Value	% of Net Assets

Industrial Inorganic Chemicals
440	Georgia Gulf Corp.	13,983	0.39%

Insurance Brokers
2,820	Hub International Ltd.	50,393	1.41%

Life & Health Insurance
4,250	Universal American Financial *	80,495	2.25%

Metal Forgings & Stampings
4,380	Shiloh Industries, Inc.	49,538	1.39%

Miscellaneous Electrical Machinery, Equipment & Supplies
2,099	Rofin-Sinar Technologies, Inc.	67,798	1.90%

Natural Gas Distribution
1,080	New Jersey Resources, Corp.	48,708	1.36%

Ordnance & Accessories, (No Vehicles/Guided Missiles)
1,250	Allied Defense Group	29,800	0.83%

Packaged Foods
2,135	John B Sanfilippo & Son *	45,155
1,000	Sanderson Farms	37,900
2,626	Smithfield Foods, Inc. *	78,334
		161,389	4.52%

Perfumes, Cosmetics & Other Toilet Preparations
3,700	Inter Parfums, Inc.	65,675	1.84%

Pharmaceutical Preparations
2,000	Nature's Sunshine Products, Inc.	32,940	0.92%

Personal Products
6,464	CCA Industries	64,963	1.82%

Property & Casualty Insurance
4,950	CNA Surety Corporation *	68,409
1,185	Commerce Group, Inc.	70,626
		139,035	3.89%
Real Estate Investment Trusts
1,878	Amli Residential Properties Trust	53,974
Shares/Principal Amount		Market Value	% of Net Assets
938	The Macerich Company	59,122
1,182	Prentiss Properties Trust	40,779
		153,875	4.31%

Radio & Tv Broadcasting & Communications Equipment
2,829	DSP Group, Inc.	66,595	1.86%

Restaurants
1,000	Ryan's Family Steak Houses, Inc. *	13,960	0.39%

Retail-Family Clothing Stores
1,000	Stage Stores, Inc.	39,050	1.09%

Retail-Grocery Stores
975	Arden Group, Inc.	79,950	2.24%

Services-Computer Integrated Systems Design
2,000	Intergraph Corp.	62,760	1.76%

Services-Computer Processing & Data Preparation
2,500	Intrado, Inc. *	31,875	0.89%

Software & Programming
1,500	Hummingbird Ltd. *	31,350	0.88%

Specialty Chemicals
1,625	Albemarle Corp.	61,815
1,075	Lubrizol Corp.	42,323
		104,138	2.91%

State Commercial Banks
601	Associated Banc-Corp. *	20,085
2,150	Central Pacific Financial Corp.	76,325
		96,410	2.70%

Trucking (No Local)
1,756	Heartland Express, Inc.	35,208	0.99%

Tires & Inner Tubes
900	Bandag, Inc.	41,652	1.17%

Thrifts & Mortgage Finance
499	Sterling Financial *	17,640	0.49%

Shares/Principal Amount		Market Value	% of Net Assets
Women's, Misses', and Juniors Outerwear
1,820	Cherokee, Inc.	64,282	1.80%

Wholesale-Apparel, Piece Goods & Notions
2,900	Delta Apparel, Inc.	85,173
4,310	Weyco Group, Inc.	82,709
		167,882	4.70%

Total for Common Stock (Cost - $3,175,295)		3,469,071	97.07%

CASH AND EQUIVALENTS
206,165	First American Prime Obligation Fund CL A 2.28% **	206,165	5.77%

	Total Investments	3,675,236	102.84%
	(Cost $3,381,460)

	Liabilities in excess of other assets	(101,540)	(2.84)%

	Net Assets	$ 3,573,696	100.00%

* Non Income producing security
** Variable Rate Security; the coupon rate shown represents the rate at May 31, 2005

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2005

Assets
Investment Securities at Market Value	$ 3,675,236
(Cost $ 3,381,460)
Cash	200
Receivables:
Dividends and Interest	3,705
Securities Sold	53,656
Total Assets	3,732,797
Liabilities
Due to Advisor	4,122
Payable for Securities Purchased	154,979
Total Liabilities	159,101
Net Assets	$ 3,573,696
Net Assets Consist of:
Capital Paid In	3,318,798
Accumulated Realized Gain (Loss)	(38,878)
Unrealized Appreciation in Value
of Investments Based on Cost - Net	293,776
Net Assets, for 223,576 Shares Outstanding	$ 3,573,696
(Unlimited number of shares authorized without par value)
Net Asset Value Per Share ($3,573,696/223,576 shares)	$ 15.98

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDING MAY 31, 2005

Investment Income:
Dividends	$ 29,983
Interest	1,726
Total Investment Income	31,709
Expenses:
Advisory fees	28,653
Total Expenses	28,653

Less: Advisory fees waived	(10,109)

Net Investment Income	13,165

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	(214)
Net Unrealized Appreciation (Depreciation) on Investments	129,814
Net Realized and Unrealized Gain (Loss) on Investments	129,600

Net Increase (Decrease) in Net Assets from Operations	$ 142,765

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	6/1/2004	6/1/2003
	to	to
	5/31/2005	5/31/2004
From Operations:
Net Investment Income	$ 13,165	$ 10,954
Net Realized Gain (Loss) on Investments	(214)	72,682
Net Unrealized Appreciation (Depreciation) on Investments	129,814	137,469
Increase (Decrease) in Net Assets from Operations	142,765	221,105
From Distributions to Shareholders:
Net Investment Income	(15,582)	(10,895)
Net Realized Gain from Security Transactions	(114,474)
Return of Capital	(8,037)	0
Change in Net Assets from Distributions	(138,093)	(10,895)
From Capital Share Transactions:
Proceeds From Sale of Shares	2,686,443	365,906
Shares Issued on Reinvestment of Dividends	58,209	10,895
Cost of Shares Redeemed	(145,002)	0
Net Increase from Shareholder Activity	2,599,650	376,801

Net Increase in Net Assets	2,604,322	587,011

Net Assets at Beginning of Period	969,374	382,363
Net Assets at End of Period
(including accumulated undistributed net investment income (loss) of $0 and $2,417 respectively)	$ 3,573,696	$ 969,374

Share Transactions:
Issued	163,528	29,859
Reinvested	3,558	795
Redeemed	(9,584)	0
Net increase (decrease) in shares	157,502	30,654
Shares outstanding beginning of period	66,074	35,420
Shares outstanding end of period	223,576	66,074

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:	6/1/2004		6/1/2003	6/13/2002*
	to		to	to
	5/31/2005		5/31/2004	5/31/2003
Net Asset Value -
Beginning of Period	$14.67		$10.80	$10.00
Net Investment Income **	0.10		0.19	0.16
Net Gains or Losses on Securities
(Realized and Unrealized)	2.04		3.85	0.73
Total from Investment Operations	2.14		4.04	0.89
Distributions
(From net investment income)	(0.09)		(0.17)	(0.09)
(From capital gains)	(0.68)
(From return of capital)	(0.05)		0.00	0.00
Total from Distributions	(0.82)		(0.17)	(0.09)
Net Asset Value -
End of Period	$15.98		$14.67	$10.80

Total Return	14.38%	(a)	37.52%	9.02%	(b)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$3,574		$969	$382

Net Assets Before Reimbursement
Ratio of Expenses to Average Net Assets	1.35%		1.35%	1.35%	(c)
Ratio of Net Investment Income to Average Net Assets	0.14%		0.10%	0.42%	(c)
Net Assets After Reimbursement
Ratio of Expenses to Average Net Assets	0.87%		0.00%	0.00%	(c)
Ratio of Net Investment Income to Average Net Assets	0.62%		1.45%	1.76%	(c)
Portfolio Turnover Rate	39.74%		82.56%	13.26%	(c)

(a) Total return before the waiver of related party brokerage commissions is 14.38% (see note 3).
(b) For a period of less than one year, total return is not annualized
(c) Annualized
* Commencement of Operations
** Net Investment Income/Loss per share amounts were calculated using the average share method.

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2005

Note 1. Organization

 The Queens Road Small Cap Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily (under normal market conditions), at least 80% of its total assets in small capitalization (less than $2 billion market cap at the time of purchase) common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Funds’ registration statement was declared effective on June 13, 2002 and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which no sale was reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Directors.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore no provision for income taxes is required.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the Fund. Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Accounting principles general accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Distributions to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund paid a return of capital distribution of $8,037.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 1.35% of the Fund’s average daily net asset value. For the year ended May 31, 2005, the Advisor earned $28,653.  From these fees and its own resources the Advisor agreed to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions and extraordinary expenses of the Fund.  For the year ending May 31, 2005, the Advisor voluntarily waived $10,109 of the management fee for the period June 1, 2004 to December 31, 2004. The amount owed to the advisor at May 31, 2005 is $4,122.

Certain Directors and officers of the Trust are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the fund’s shares. Certain officers of the trust are also officers of (“QRS”). QRS also received $343 during the year from brokerage fees on executions of purchases and sales of the Fund’s investments.  In addition to the amounts received, QRS waived commissions of $392.

Note 4. Capital Share Transactions

At May 31, 2005, there were an unlimited number of shares authorized and 223,576 shares outstanding, each with no par value, and capital paid-in amounted to $3,318,798 for the Fund.

Note 5. Investments

For the year ended May 31, 2005, the cost of purchases and the proceeds from sales, other than short-term securities aggregated $3,237,482 and $804,263, respectively.  The aggregate cost of securities for federal income tax purposes at May 31, 2005 was $3,423,541.  The difference between book cost and tax cost consists of post-October losses in the amount of $42,081.

Note 6. Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended May 31, 2005 and 2004 were as follows:

Distributions paid from:	2005	2004
Ordinary Income	$15,582	$10,895
Short-Term Capital Gain	57,234	0
Long-Term Capital Gain	57,240	0
Return of Capital	8,037	0
	$138,093	$10,895

As of May 31, 2005 the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary income/ (accumulated losses)	0
Undistributed long-term capital gain/ (accumulated losses)	3,203
Unrealized appreciation/ (depreciation)	251,695
$254,898

At May 31, 2005, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a taxis basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
413,160	(161,465)	251,695

The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and post-October losses.

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of May 31, 2005, the Bragg family owned over 27.48% of the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and

Board of Trustees

Queens Road Small Cap Value Fund

We have audited the accompanying statement of assets and liabilities, of the Queens Road Small Cap Value Fund, a series of the Bragg Capital Trust, including the schedule of investments, as of May 31, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the periods indicated prior to May 31, 2004 were audited by McCurdy & Associates CPA’s, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd.  McCurdy & Associates CPA’s, Inc. expressed unqualified opinions on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2005 by correspondence with the Fund’s custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Queens Road Small Cap Value Fund as of May 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/Cohen McCurdy, Ltd.

Westlake, Ohio

July 28, 2005

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP FUND

EXPENSE ILLUSTRATION

MAY 31, 2005 (UNAUDITED)

Expense Example

As a shareholder of the Queens Road Small Cap Value Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2004 through May 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Queens Road Small Cap Value Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2004	May 31, 2005	December 1,2004 to May 31,2005

Actual	$1,000.00	$1,005.41	$0.00
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,024.93	$0.00

* Expenses are equal to the Fund's annualized expense ratio of .00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

BRAGG CAPITAL TRUST

BOARD OF TRUSTEES

MAY 31, 2005 (UNAUDITED)

Interested Trustees Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Steve Scruggs, 36	Trustee, President Secretary	Unlimited; 3 years	Bragg Financial Advisors, Portfolio Manager/CCO(2000- present) Reliance Insurance, Product Manager(1999-2000)	Two	None
Benton Bragg, 37	Trustee, Chairman Treasurer	Unlimited; 3 years	Bragg Financial Advisors, President, CEO (1996-present)	Two	None
Independent Trustees
Philip Blount, 52 [2]	Trustee	Unlimited; 3 years	Icons, Inc., President (2001- present) Marketing Merchandise Halo, Inc., Vice President (1996-2001) Marketing Merchandise	Two	None
Christopher Brady, 35[1,2]	Trustee	Unlimited; 3 years	Brady Distributing, Vice President (1995-present) Machinery Distribution	Two	None
Harold Smith, 40[2]	Trustee	Unlimited; 3 years	Raftelis Financial, Vice President (1996 – present) Public Finance Consulting	Two	None
Timothy Ignasher, 44[1]	Trustee	Unlimited; 3 years	Scottish Bank, Vice President (1998 – present) Commercial Loan Officer	Two	None
Robert Carter, 36	Trustee	Unlimited; 0 years	Laureate Capital, Strategic Planning Analyst (2004 – Present) BB&T, Strategic Planning Analyst Winston Salem NC (2000 - 2004)	Two	None

Steve Scruggs and Benton Bragg are Interested Trustees of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) by reason of their affiliation with the Funds’ adviser, Bragg Financial Advisers, Inc. and their affiliation as registered principals with the Funds’ underwriter, Queens Road Securities, LLC.  Benton Bragg and Steve Scruggs are brothers-in-law.

(1)Member of the Audit Committee of the Board of Trustees, which makes  recommendations regarding the selection of the Funds’ independent public accountants and meets with representatives of the accountants to determine the scope of and review the results of each audit.

(2)Member of the Nominating Committee of the Board of Trustees, which identifies qualified candidates and recommends nominees for election as Trustees.

The Statement of Additional Information has additional information about the Trustees and is available at without charge upon request by calling toll-free 1-800-595-3088.

Each fund files its complete schedule of portfolio investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year.  The filings are called Form N-Qs.  Each Fund’s Form N-Q is available on the SEC’s website at http://.www.sec.gov and they may be reviewed and copied at the SEC’s Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Additionally, you may request a form N-Q by calling the Funds at 1-800-595-3088.

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities is available free of charge upon request by calling 1-800-595-3088 and on the SEC’s website at http://www.sec.gov.

www.queensroadfunds.com

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

A copy of registrant's code of ethics will be provided to any person without charge, upon request.  Please send requests to:  Bragg Capital Trust

   100 Queens Road

   Charlotte, NC 28204

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert.  This is because no one on the board of trustees is deemed to be a financial expert.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2004

$ 15,060

FY 2005

$ 17,990

(b)

Audit-Related Fees

Registrant

FY 2004

$ 0

FY 2005

$ 0

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2004

$ 1,715

FY 2005

$ 2,585

Nature of the fees:

For Excise Tax Return

(d)

All Other Fees

Registrant

FY 2004

$ 0

FY 2003

$ 0

Nature of the fees:

N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The Audit Committee reviews the auditor engagement letter and recommends to the Board of Trustees whether or not to adopt the engagement letter and appoint the independent auditor to perform the services described in the engagement letter.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY2004

$ 0

FY2003

$ 0

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of May 16, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  See Item 2.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date August 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date August 11, 2005

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date August 11, 2005

* Print the name and title of each signing officer under his or her signature.